Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 30 – Commitments and contingencies
Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire
and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. We believe that the resolution of such claims will not have a material impact, individually or in the aggregate, on our operations or financial results. Our best estimate of the outcome of the various disputes has been reflected in our Consolidated Financial Statements as at December 31, 2021.
Oro Negro
The CEO of Perforadora Oro Negro, S. DE R.L. DE C.V (“
Oro Negro
”), a Mexican drilling rig contractor, filed a complaint personally and in his capacity as foreign representative of Oro Negro on June 6, 2019 in the United States Bankruptcy Court, Southern District of New York, within Oro Negro’s Chapter 15 proceedings ancillary to its Mexican insolvency process. The complaint names Seadrill and its joint venture partner as co-defendants
along with other defendants including Oro Negro bondholders. With respect to Seadrill, the complaint asserts claims relating to alleged tortious interference but does not seek to quantify damages. On August 25, 2019, Seadrill submitted a motion to dismiss the complaint on technical legal grounds. Oro Negro responded to this motion on October 25, 2019. The Company has the opportunity to reply to this in further support of the motion, the date of which has not yet been determined. Seadrill intends to vigorously defend against the claims Oro Negro asserts and dispute the allegations set forth in the complaint. The proceedings have been stayed since March 2020. On August 6, 2021 the United States Bankruptcy Court was notified that the auction of Oro Negro’s assets was approved by the Mexican Concurso court.
The stay in the bankruptcy proceeding will continue whilst a purchase is agreed.
Nigerian Cabotage Act litigation
Seadrill Mobile Units Nigeria Ltd (“
SMUNL
”) commenced proceedings in May 2016 against the Honourable Minister for Transportation, the Attorney General of the Federation and the Nigerian Maritime Administration and Safety Agency with respect to interpretation of the Coastal and Inland Shipping (Cabotage) Act 2003 (the “
Cabotage Act
”). SMUNL is an Aquadrill entity which is the litigating party on behalf of both Aquadrill and Seadrill as the litigation relates to the
West Capella
(an Aquadrill rig) and the
West Saturn
and
West Jupiter
(Seadrill rigs). On June 28, 2019, the Federal High Court of Nigeria delivered a judgement finding that: (1) Drilling operations fall within the definition of “Coastal Trade” or “Cabotage” under the Act and (2) Drilling Rigs fall within the definition of “Vessels” under the Cabotage Act. The impact of this decision is that the Nigerian Maritime Administration and Safety Agency (“
NIMASA
”) may impose a 2% surcharge on contract revenue from offshore drilling operations in Nigeria, as well as requiring SMUNL register for Cabotage with NIMASA and pay all fees and tariffs as may be published in the guidelines that may be issued by the Minister of Transportation in accordance with the Cabotage Act. However, on July 22, 2019, SMUNL filed an appeal to the Court of Appeal challenging the decision of the Federal High Court. Due to the volume of cases currently being handled by the Court of Appeal sitting in Lagos the Group anticipate a decision within
3-5
years.
Although we intend to strongly pursue this appeal, it cannot predict the outcome of this case. We do not believe that it is probable that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position.
Lava Jato
On September 23, 2020, Seadrill’s subsidiary Seadrill Serviços de Petroleo, Ltda was served with a search and seizure warrant from the Federal Police in Rio de Janeiro, Brazil as part of the phase of Operation Lava Jato relating to individuals formally associated with Seadrill Serviços. Seadrill is cooperating with the investigation. The Brazilian markets have experienced heightened volatility in recent years due to the uncertainties derived from the ongoing investigations being conducted by the Office of the Brazilian Federal Prosecutor, the Brazilian Federal Police, the Brazilian Securities Commission (Comissão de Valores Mobiliários), the Securities and Exchange Commission, the U.S. Department of Justice, the Norwegian National Authority for Investigation and Prosecution of Economic and Environmental Crime (Økokrim) and other Brazilian and foreign public authorities, including the largest such investigation known as Lava Jato, and the impact that such investigations have on the Brazilian economy and political environment. Numerous elected officials, public servants and executives and other personnel of large and state-owned companies have been subject to investigation, arrest, criminal charges and other proceedings in connection with allegations of political corruption, including the acceptance of bribes by means of kickbacks on contracts granted by the government to several infrastructure, oil and gas and construction companies, among others. The profits of these kickbacks allegedly financed the political campaigns of political parties that were unaccounted for or not publicly disclosed and served to personally enrich the recipients of the bribery scheme. Individuals who have had commercial arrangements with Seadrill have been identified in the Lava Jato investigations and the investigations by the Brazilian authorities are ongoing. The outcome of certain of these investigations is uncertain, but they have already had an adverse impact on the business, image and reputation of the implicated companies, and on the general market perception of the Brazilian economy. We cannot predict whether such allegations will lead to further political and economic instability or whether new allegations against government officials or executives will arise in the future. We also cannot predict the outcome of any such allegations on the Brazilian economy, and the Lava Jato investigation including its recent phases, could adversely affect our business and operations.
Any other material disputes or litigation
During the course of the preceding twelve months, the Company has not been involved in any other material litigation or legal proceedings.
Guarantees
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Guarantees in favor of customers
Guarantees to Northern Ocean (1)	150	100
Guarantees to Sonadrill (2)	400	50
Total	550	150

(1)	Guarantees in favor of customers are performance guarantees provided on behalf of Northern Ocean of $150 million (December 31, 2020: $100 million) for a contract that matures in 2022.
(2)
Guarantees in favor of customers are performance guarantees provided on behalf of Sonadrill of $400 million (December 31, 2020: $50 million). Contract maturity in November 2022 ($50 million) and March 2023 ($350 million).

As of December 31, 2021 we have not recognized any liabilities for the above guarantees, as we do not consider it is probable for the guarantees to be called.
Other contingencies
Sevan Louisiana loss incident
On January 2019, there was a loss incident on the Sevan Louisiana related to a malfunction of its subsea equipment. As at December 31, 2021 this claim had been closed out and we have recovered $23 million insurance income from our Hull & Machinery policy for the claim.
The loss incident also resulted in a period of downtime for the Sevan Louisiana. As a result, we recovered $20 million insurance income from the loss of hire policy for the Sevan Louisiana. The Loss of Hire claim is now closed.